INVENTORIES (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Crude oil and feedstocks	$ 1,254.0	$ 1,074.1			$ 1,044.8
Refined products and blendstocks	1,333.5	1,328.9			1,361.7
Warehouse stock and other	135.7	120.8			109.4
Inventory, Gross	2,723.2	2,523.8			2,515.9
Lower of cost or market adjustment	(1,103.0)	(401.6)	$ (327.8)	$ (145.8)	(651.8)
Total inventories	1,620.2	2,122.2			1,864.1
Titled Inventory [Member]
Inventory [Line Items]
Crude oil and feedstocks	1,254.0	1,071.4			1,044.8
Refined products and blendstocks	1,056.3	976.0			1,026.9
Warehouse stock and other	135.7	120.8			109.4
Inventory, Gross	2,446.0	2,168.2			2,181.1
Lower of cost or market adjustment	(965.7)	(324.8)			(557.2)
Total inventories	1,480.3	1,843.4			1,623.9
Inventory Supply and off Take Arrangements [Member]
Inventory [Line Items]
Crude oil and feedstocks	0.0	2.7			0.0
Refined products and blendstocks	277.2	352.9			334.8
Warehouse stock and other	0.0	0.0			0.0
Inventory, Gross	277.2	355.6			334.8
Lower of cost or market adjustment	(137.3)	(76.8)			(94.6)
Total inventories	$ 139.9	$ 278.8			$ 240.2